American Century ETF Trust Statement of Additional Information Supplement
Supplement dated January 7, 2022 ■ Statements of Additional Information dated January 1, 2022

American Century® Diversified Corporate Bond ETF	Avantis® Core Fixed Income ETF
American Century® Diversified Municipal Bond ETF	Avantis® Core Municipal Fixed Income ETF
American Century® Emerging Markets Bond ETF	Avantis® Emerging Markets Equity ETF
American Century® Low Volatility ETF	Avantis® Emerging Markets Value ETF
American Century® Multisector Income ETF	Avantis® International Equity ETF
American Century® Quality Convertible Securities ETF	Avantis® International Large Cap Value ETF
American Century® Quality Diversified International ETF	Avantis® International Small Cap Value ETF
American Century® Quality Preferred ETF	Avantis® Real Estate ETF
American Century® Select High Yield ETF	Avantis® Short-Term Fixed Income ETF
American Century® STOXX® U.S. Quality Growth ETF	Avantis® U.S. Equity ETF
American Century® STOXX® U.S. Quality Value ETF	Avantis® U.S. Large Cap Value ETF
American Century® Focused Dynamic Growth ETF	Avantis® U.S. Small Cap Equity ETF
American Century® Focused Large Cap Value ETF	Avantis® U.S. Small Cap Value ETF
American Century® Mid Cap Growth Impact ETF
American Century® Sustainable Equity ETF
American Century® Sustainable Growth ETF
The following replaces the third paragraph in the Acceptance of Orders for Creation Units section of the Statements of Additional Information.

Each fund reserves the right to reject or revoke a purchase order transmitted to it by the transfer agent if: (i) the purchase order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of the fund, be unlawful; or (v) circumstances outside the control of the fund make it impossible to process purchase orders for all practical purposes. The transfer agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The funds, the funds’ custodian, the sub-custodian and the distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97555 2201